Commitments and Contingencies (Details) - USD ($)	Mar. 31, 2017	Sep. 30, 2016
Operating Leases, Future Minimum Payments [Abstract]
Remaining 2016		$ 5,948
Year ending September 30, 2017	$ 19,750	23,793
Year ending September 30, 2018		17,845
Total	$ 19,750	$ 47,586